Related party transactions	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Related party transactions

20. Related party transactions

(a) Directors’ remuneration

	2023	2022
	US$	US$
Salaries and bonuses	255,471	195,654
Directors’ fees	52,252	-
Personal guarantee fee	-	152,689
Employer’s contribution to the Central Provident Fund	17,188	16,199
	324,911	364,542

(b) Key management personnel compensation

	2023	2022
	US$	US$
Salaries and bonuses	229,840	92,451
Employer’s contribution to the Central Provident Fund	22,826	8,806
	252,666	101,257

ESGL Holdings Limited

Notes to the Financial Statements for the Financial Years ended December 31, 2023 and 2022